Our financial performance by segment	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Our financial performance by segment
1     Our financial performance by segment
Our management structure is based on principal product groups (PG) together with global support functions whose leaders make up the Executive Committee. The Executive Committee members each report directly to our Chief Executive who is the chief operating decision maker (CODM) and is responsible for allocating resources and assessing performance of the operating segments. The CODM’s primary measure of profit is underlying EBITDA. Finance costs and net debt are managed on a Group-wide basis and are therefore excluded from the segmental results.
Our reportable segments are as follows:

Reportable segment	Principal activities
Iron Ore	Iron ore mining and salt and gypsum production in Western Australia.
Aluminium	Bauxite mining; alumina refining; aluminium smelting.
Copper	Mining and refining of copper, gold, silver, molybdenum and other by-products; exploration activities together with the Simandou iron ore project, which was the responsibility of the Copper product group chief executive during 2022.
Minerals	Includes businesses with products such as borates, titanium dioxide feedstock together with the Iron Ore Company of Canada (iron ore mining and iron concentrate/pellet production). Also includes diamond mining, sorting and marketing.

Year ended 31 December 2022	Segmental revenue US$m	Underlying EBITDA US$m	Capital expenditure(a) US$m
Iron Ore	30,906	18,612	2,940
Aluminium	14,109	3,672	1,377
Copper	6,699	2,376	1,622
Minerals	6,754	2,419	679
Reportable segments total	58,468	27,079	6,618
Other Operations	192	(16)	53
Inter-segment transactions	(256)	24
Share of equity accounted units(b)	(2,850)
Central pension costs, share-based payments, insurance and derivatives		377
Restructuring, project and one-off costs		(173)
Central costs		(766)
Central exploration and evaluation expenditures		(253)
Other items			79
Consolidated sales revenue/Purchases of property, plant and equipment and intangible assets	55,554		6,750
Underlying EBITDA (page 163)		26,272
1     Our financial performance by segment continued

Year ended 31 December 2021	Segmental revenue US$m	Underlying EBITDA US$m	Adjusted Capital expenditure(a) US$m
Iron Ore	39,582	27,592	3,947
Aluminium	12,695	4,382	1,300
Copper	7,827	3,969	1,328
Minerals	6,481	2,603	644
Reportable segments total	66,585	38,546	7,219
Other Operations	251	(28)	(13)
Inter-segment transactions	(268)	42
Share of equity accounted units(b)	(3,073)
Central pension costs, share-based payments, insurance and derivatives		110
Restructuring, project and one-off costs		(80)
Central costs		(613)
Central exploration and evaluation expenditures		(257)
Proceeds from disposal of property, plant and equipment			61
Other items			117
Consolidated sales revenue/Purchases of property, plant and equipment and intangible assets	63,495		7,384
Underlying EBITDA (page 163)		37,720

Year ended 31 December 2020	Segmental revenue US$m	Underlying EBITDA US$m	Adjusted Capital expenditure(a) US$m
Iron Ore	27,508	18,837	2,941
Aluminium	9,314	2,152	1,009
Copper	4,969	2,084	1,659
Minerals	5,170	1,710	455
Reportable segments total	46,961	24,783	6,064
Other Operations	321	24	1
Inter-segment transactions	(264)	(94)
Share of equity accounted units(b)	(2,407)
Central pension costs, share-based payments, insurance and derivatives		117
Restructuring, project and one-off costs		(133)
Central costs		(545)
Central exploration and evaluation expenditures		(250)
Proceeds from disposal of property, plant and equipment			45
Other items			79
Consolidated sales revenue/Purchases of property, plant and equipment and intangible assets	44,611		6,189
Underlying EBITDA (page 163)		23,902
(a)Capital expenditure for reportable segments includes the net cash outflow on purchases less disposals of property, plant and equipment, capitalised evaluation costs and purchases less disposals of other intangible assets. The details provided include 100% of subsidiaries’ capital expenditure and Rio Tinto’s share of the capital expenditure of joint operations. In 2022, we have excluded capitalised expenditure relating to equity accounted units and have adjusted prior year comparatives for this change in definition.
(b)Consolidated sales revenue includes subsidiary sales of US$50 million (2021: US$44 million; 2020: US$34 million) to equity accounted units which are not included in segmental revenue. Segmental revenue includes the Group’s proportionate share of product sales by equity accounted units (after adjusting for sales to subsidiaries) of US$2,900 million (2021: US$3,117 million; 2020: US$2,441 million) which are not included in consolidated sales revenue.

Segmental revenue
Segmental revenue includes consolidated sales revenue plus the equivalent sales revenue of equity accounted units in proportion to our equity interest (after adjusting for sales to/from subsidiaries).
Segmental revenue measures revenue on a basis that is comparable to our underlying EBITDA metric.
Other segmental reporting
For further information relating to Revenue by destination and product and Non-operating assets by geography refer to note 6 on page 170 and Our operating assets section on page 175 respectively.
Underlying EBITDA
Underlying EBITDA represents profit before taxation, net finance items, depreciation and amortisation adjusted to exclude the EBITDA impact of items, which do not reflect the underlying performance of our reportable segments.

Other relevant judgments - Exclusions from underlying EBITDA
Items excluded from profit after tax are those gains and losses that, individually or in aggregate with similar items, are of a nature and size to require exclusion in order to provide additional insight into the underlying business performance.
The following items are excluded from profit after tax in arriving at underlying EBITDA in each year irrespective of materiality:
–Depreciation and amortisation in subsidiaries and equity accounted units;
–Taxation and finance items in equity accounted units;
–Taxation and finance items relating to subsidiaries;
–Unrealised gains/(losses) on embedded derivatives not qualifying for hedge accounting;
–Net gains/(losses) on disposal of interests in subsidiaries;
–Impairment charges net of reversals;
–The underlying EBITDA of discontinued operations;
–Adjustments to closure provisions where the adjustment is associated with an impairment charge and for legacy sites where the disturbance or environmental contamination relates to the pre-acquisition period.
In addition, there is a final judgmental category which includes, where applicable, other credits and charges that, individually or in aggregate if of a similar type, are of a nature or size to require exclusion in order to provide additional insight into underlying business performance. In 2022 this category included the gain recognised by Kitimat relating to LNG Canada's project and the gain recognised upon sale of the Cortez royalty. In 2021 the category included the changes in closure estimates at Energy Resources of Australia and Gove Refinery.

	2022 US$m	2021 US$m	2020 US$m
Profit after tax for the year	13,076	22,575	10,400
Taxation	5,586	8,258	4,991
Profit before taxation	18,662	30,833	15,391
Depreciation and amortisation in subsidiaries excluding capitalised depreciation(a)	4,871	4,525	4,074
Depreciation and amortisation in equity accounted units	470	497	576
Finance items in subsidiaries	1,846	26	1,751
Taxation and finance items in equity accounted units	640	759	443
(Gains)/Losses on embedded commodity derivatives not qualifying for hedge accounting (including foreign exchange)	(6)	51	(6)
Impairment charges net of reversals(b)	52	269	1,272
Gain recognised by Kitimat relating to LNG Canada's project(c)	(116)	(336)	—
Change in closure estimates (non-operating and fully impaired sites)(d)	180	1,096	401
Loss on disposal of interests in subsidiary(b)	105	—	—
Gain on sale of the Cortez Royalty(e)	(432)	—	—
Underlying EBITDA	26,272	37,720	23,902
(a)Depreciation and amortisation in subsidiaries for the year ended 31 December 2022 is net of capitalised depreciation of US$139 million (31 December 2021: US$172 million; 31 December 2020: US$205 million).
(b)Refer to note 4
(c)During the first half of 2022, LNG Canada elected to terminate their option to purchase additional land and facilities for expansion of their operations at Kitimat, Canada. The resulting gain has been excluded from underlying EBITDA consistent with prior years as it is part of a series of transactions that together were material. On 3 December 2021 we gained control over a new wharf at Kitimat, Canada that was built and paid for by LNG Canada. The gain on recognition was excluded from underlying EBITDA on the grounds of individual magnitude and consistency with the associated impairment charge in 2021, refer to note 4.
(d)In 2022 the charge relates to re-estimates of underlying closure cash flows for legacy sites where the environmental damage preceded ownership by Rio Tinto. On 2 February 2022, Energy Resources of Australia released preliminary findings from its reforecast of the total undiscounted cost schedule for the Ranger rehabilitation project. Information available from this study resulted in the Group recording an increase to the closure provision of US$510 million at 31 December 2021. Other increases to closure estimates charged to the income statement in 2021 relate to Diavik, Gove refinery, and a number of the Group's legacy sites where the environmental damage preceded ownership by Rio Tinto. The adjustments at Energy Resources Australia and Gove refinery were recognised in the income statement as these are non-operating sites, and excluded from underlying earnings due to the magnitude of the individual updates and materiality when aggregated. In 2020 we recognised an increase in the Diavik closure provision based on preliminary Pre-Feasibility Study findings. On completion of the study in 2021 a true-up was recorded in the income statement and excluded from underlying earnings in line with the treatment of the initial increase in 2020, which was excluded from underlying EBITDA as Diavik was fully impaired during the year. Other closure costs excluded in 2020 were the increase in the Gove refinery closure provision offset by a decrease in the Argyle mine closure provision on completion of Pre-Feasibility Studies at each site. The 2020 comparative also included the underlying EBITDA impact (US$138 million loss) in respect of increases to Closure provisions in legacy and non-operating sites following a reduction to the closure discount rate to 1.5%.
(e)On 2 August 2022, we completed the sale of a gross production royalty which was retained following the disposal of the Cortez Complex in 2008. The gain recognised on sale of the royalty has been excluded from underlying EBITDA on the grounds of individual magnitude.